Contingent Liabilites and Commitments	12 Months Ended
Aug. 27, 2016
Commitments and Contingencies Disclosure [Abstract]
Contingent Liabilities and Commitments
Contingent Liabilities and Commitments
Repurchase Commitments
Generally, manufacturers in the RV industry enter into repurchase agreements with lending institutions which have provided wholesale floorplan financing to dealers. Most dealers' RVs are financed on a "floorplan" basis under which a bank or finance company lends the dealer all, or substantially all, of the purchase price, collateralized by a security interest in the RVs purchased.
Our repurchase agreements provide that, in the event of default by the dealer on the agreement to pay the lending institution, we will repurchase the financed merchandise. The terms of these agreements, which generally can last up to 18 months, provide that our liability will be the lesser of remaining principal owed by the dealer to the lending institution, or dealer invoice less periodic reductions based on the time since the date of the original invoice. Our contingent liability on all repurchase agreements was approximately $409.3 million and $386.0 million at August 27, 2016 and August 29, 2015, respectively.
In certain instances, we also repurchase inventory from our dealers due to state law or regulatory requirements that govern voluntary or involuntary relationship terminations. Although laws vary from state to state, some states have laws in place that require manufacturers of RVs to repurchase current inventory if a dealership exits the business. Incremental repurchase exposure beyond existing repurchase agreements, related to dealer inventory in states that we have had historical experience of repurchasing inventory, totaled $7.9 million and $7.2 million at August 27, 2016 and August 29, 2015, respectively.
Our risk of loss related to these repurchase commitments is significantly reduced by the potential resale value of any products that are subject to repurchase and is spread over numerous dealers and lenders. The aggregate contingent liability related to our repurchase agreements represents all financed dealer inventory at the period reporting date subject to a repurchase agreement, net of the greater of periodic reductions per the agreement or dealer principal payments. Based on the repurchase exposure as previously described, we established an associated loss reserve. Our accrued losses on repurchases were $881,000 as of August 27, 2016 and $1.3 million as of August 29, 2015. Repurchase risk is affected by the credit worthiness of our dealer network and if we are obligated to repurchase a substantially larger number of RVs in the future, this would increase our costs and could have a material adverse effect on our results of operations, financial condition, and cash flows.
A summary of the activity for the fiscal years stated for repurchased units is as follows:

(Dollars in thousands)	Fiscal 2016	Fiscal 2015 (1)	Fiscal 2014
Inventory repurchased:
Units	29	62	21
Dollars	$1,605	$7,472	$467
Inventory resold:
Units	28	62	20
Cash collected	$1,510	$6,409	$392
Loss recognized	$95	$1,063	$75
Units in ending inventory	1	1	1

(1) A significant number of the units repurchased in Fiscal 2015 were attributable to a single dealership for which we had established a specific repurchase loss reserve in Fiscal 2014.

Litigation
We are involved in various legal proceedings which are ordinary and routine litigation incidental to our business, some of which are covered in whole or in part by insurance. While we believe the ultimate disposition of litigation will not have material adverse effect on our financial position, the results of operations or liquidity, there exists the possibility that such litigation may have an impact on our results for a particular reporting period in which litigation effects become probable and reasonably estimable.  Though we do not believe there is a reasonable likelihood that there will be a material change related to these matters, litigation is subject to inherent uncertainties and management’s view of these matters may change in the future.
Lease Commitments
We have operating leases for certain land, buildings and equipment. Lease expense was $582,000 for Fiscal 2016, $901,000 for Fiscal 2015 and $1.1 million for Fiscal 2014. Minimum future lease commitments under noncancelable lease agreements in excess of one year as of August 27, 2016 are as follows:

(In thousands)		Amount
Year Ended:	2017	$128
	2018	77
	2019	60
	2020	6
	2021	4
	Total	$275